Capital and Reserves (Details Narrative) - CAD ($)	1 Months Ended				12 Months Ended
	Jul. 16, 2021	Jun. 30, 2021	Aug. 25, 2020	Mar. 26, 2020	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 07, 2021	Dec. 06, 2019
Statement [Line Items]
Shares issued on exercise of warrants	2,000,000	1,527,273	1,200,000
Proceeds from exercise of warrants	$ 100,000	$ 76,364	$ 60,000
Warrant exercise price	$ 0.05	$ 0.05	$ 0.05			$ 0.05
Common shares price per share				$ 0.04
Common stock shares issued				13,636,365				1,000,000	1,800,000
Pre-forward split basis shares issued, shares				4,545,455					600,000
Shares issued, amount					$ 27,599,806	$ 27,158,423		$ 210,000	$ 126,000
Settlement of debt									$ 2,905,882
Gain on settlement of debt					2,779,882
Pre-forward split basis shares issued, price per share				$ 0.11
Gross proceeds from private placement				$ 500,000
Issuance cost					$ 4,981	$ 16,558	$ 0
Warrant [member]
Statement [Line Items]
Proceeds from exercise of warrants				$ 498,698
Common shares price per share				$ 0.05
Pre-forward split basis shares issued, price per share				$ 0.15
Warrant term				5 years
Issuance cost				$ 1,302
Private placement, issued warrants				13,636,365
Pre- forward split basis of warrants				4,545,455